Related Parties Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 15:- RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect services agreements with certain companies that are affiliated with Formula, Sapiens’ parent company (most recently since December 23, 2014 and thereafter), and Asseco, Sapiens’ ultimate parent company, pursuant to which the Company has received services amounting to approximately $14,813, $14,598 and $8,523, in aggregate for the years ended December 31, 2022, 2021 and 2020. In addition, during the years ended December 31, 2022, 2021 and 2020, the Company purchased from those affiliated companies an aggregate of approximately $109, $369 and $267 of hardware and software.

During the years ended December 31, 2022, 2021 and 2020, Asseco provided back office and professional services and fixed assets to the Company subsidiary, Sapiens Software Solutions (Poland) Sp. z o.o in an amount totaling approximately $181, $197 and $521, respectively.

As of December 31, 2022, and 2021, the Company had trade payables balances due to its related parties in amount of approximately $2,927 and $3,187, respectively. In addition, as of December 31, 2022 and 2021, the Company had trade receivables balances due from its related parties in amount of approximately $1,149 and $858, respectively.